CONCENTRATIONS AND RISKS (Details - Concentration by accounts payable) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
DisclosureLineElements [Line Items]
Total accounts payable	$ 26,309	$ 9,134
Supplier A [Member]
DisclosureLineElements [Line Items]
Total accounts payable		3,370
Supplier B [Member]
DisclosureLineElements [Line Items]
Total accounts payable	7,572	$ 1,726
Supplier D [Member]
DisclosureLineElements [Line Items]
Total accounts payable	6,003
Supplier E [Member]
DisclosureLineElements [Line Items]
Total accounts payable	2,905
Supplier F [Member]
DisclosureLineElements [Line Items]
Total accounts payable	2,802
Supplier G [Member]
DisclosureLineElements [Line Items]
Total accounts payable	$ 3,060